Fair Value Measurements and Other Financial Instruments - Carrying Amounts and Estimated Fair Values of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Credit facility amount outstanding	$ 81.6	$ 39.2
Other foreign loans, Carrying Amount	85.0	44.2
Other domestic loans, Carrying Amount	0.4	0.6
Total debt, Carrying Amount	4,399.5	4,581.8
Other foreign loans, Fair Value	84.9	44.0
Other domestic loans, Fair Value	0.4	0.6
Total debt, Fair Value	4,599.1	4,847.0
12% Senior Notes Due February 2014 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Senior Notes, Carrying Amount	150.3	153.4
Senior Notes, Fair Value	150.6	172.0
Term Loan A Facility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Credit facility amount outstanding	684.5	843.9
Credit facility amount outstanding, Fair Value	684.5	843.9
7.875% Senior Notes Due June 2017 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Senior Notes, Carrying Amount		394.5
Senior Notes, Fair Value		424.8
Term Loan B Facility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Credit facility amount outstanding	681.6	771.6
Credit facility amount outstanding, Fair Value	681.6	771.6
8.125% Senior Notes Due September 2019 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Senior Notes, Carrying Amount	750.0	750.0
Senior Notes, Fair Value	841.4	846.8
6.50% Senior Notes Due December 2020 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Senior Notes, Carrying Amount	424.1	425.0
Senior Notes, Fair Value	456.7	463.1
8.375% Senior Notes Due September 2021 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Senior Notes, Carrying Amount	750.0	750.0
Senior Notes, Fair Value	853.1	858.5
5.25% Senior Notes Due April 2023 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Senior Notes, Carrying Amount	425.0
Senior Notes, Fair Value	414.7
6.875% Senior Notes Due July 2033 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Senior Notes, Carrying Amount	448.6	448.6
Senior Notes, Fair Value	$ 431.2	$ 421.7